Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

		As of September 30,
	Useful life	2025	2024
Buildings	20 years	$7,583,912	$7,594,735
Machinery and equipment	5-10 years	2,262,271	2,007,399
Automobiles	3-5 years	83,113	67,374
Office and electric equipment	3-5 years	522,552	527,336
Construction-in-progress		35,458	35,971
Subtotal		10,487,306	10,232,815
Less: accumulated depreciation		(6,903,753)	(6,664,765)
Property, plant and equipment, net		$3,583,553	$3,568,050

Construction-in-progress consisted of design fee for the construction project, which amounted to $35,458 and $35,971 as of September 30, 2025 and 2024, respectively. Depreciation expense was $474,178, $474,034 and $503,687 for the years ended September 30, 2025, 2024 and 2023, respectively. Losses from disposal of property, plant and equipment amounted to $2,948, $3,958 and $114 for the years ended September 30, 2025, 2024 and 2023, respectively.